Loans (Details 2) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-accrual Loans	$ 3,728	$ 3,230
Construction and Land Development
Non-accrual Loans	53	0
Single-Family Residential - Banco de la Gente Non-Tradtional
Non-accrual Loans	1,532	1,232
Total Real Estate Loans
Non-accrual Loans	3,719	3,179
Single-Family Residential
Non-accrual Loans	1,914	1,642
Commercial
Non-accrual Loans	129	200
Commercial Loans (Not Secured by Real Estate)
Non-accrual Loans	0	49
Consumer Loans (Not Secured by Real Estate)
Non-accrual Loans	9	2
Multifamily and Farmland
Non-accrual Loans	$ 91	$ 105